Fair Value Measurements - Summary of Fair Value Measurement Inputs (Detail) - $ / shares		5 Months Ended
	Dec. 07, 2020	Dec. 31, 2020
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise price		$ 11.50
Stock price		$ 10.33
Term (in years)		5 years 6 months
Volatility		25.00%
Risk-free rate		0.40%
Dividend yield		0.00%
Probability of completing a Business Combination		80.00%
Discount for lack of marketability		0.40%
LIVE OAK ACQUISITION CORP. I I [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise price	$ 11.50	$ 11.50
Stock price	$ 9.77	$ 10.33
Term (in years)	5 years 6 months	5 years 6 months
Volatility	25.00%	25.00%
Risk-free rate	0.50%	0.40%
Dividend yield	0.00%	0.00%